UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07102

                       The Advisors' Inner Circle Fund II
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-866-342-7058

                     Date of fiscal year end: July 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II



REAVES SELECT RESEARCH FUND
SEMI-ANNUAL REPORT                                              JANUARY 31, 2007




--------------------------------------------------------------------------------
                                 [LOGO OMITTED]
                              W.H. REAVES & COMPANY
                              INVESTMENT MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter......................................................     1

Schedule of Investments...................................................     4

Statement of Assets and Liabilities.......................................     7

Statement of Operations...................................................     8

Statement of Changes in Net Assets........................................     9

Financial Highlights......................................................    10

Notes to Financial Statements.............................................    12

Disclosure of Fund Expenses...............................................    19

Approval of Investment Advisory Agreement.................................    21
--------------------------------------------------------------------------------




The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-342-7058; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND


--------------------------------------------------------------------------------

January 31, 2007

Dear Shareholders:

This Semi-Annual Report covers the six months ended January 31, 2007. The Fund's net asset value (NAV) closed at $11.75 (Institutional Shares) and $11.76 (Investor Class Shares). Quarterly dividend distributions of eight cents were made in September and December 2006 on the Institutional Shares. In addition a long-term capital gains distribution of $0.8343 was also made in December. Your Fund has established the objective of an eight-cent minimum quarterly distribution in view of the Fund's strategy of investing in financially strong companies that are expected to grow over time and support a growing dividend payment.

The Fund's six-month total return net of fees was 7.84% for Institutional Class Shares and 7.79% for Investor Class Shares, compared to 13.75% for the S&P 500 Index and 10.05% for the S&P 500 Utilities Sector Index. These returns include both changes in NAV and any reinvestment of dividends and distributions paid.

COMMENTARY

The Fund posted positive total returns in five of the six months of the period. The negative month was September, when the energy and electric sectors were negatively impacted by the drop in oil prices. January was also a negative month for those two sectors, but not the portfolio as a whole, due in large part to the volatility in the oil markets.

Regulatory support for electric infrastructure investment continued to be much in evidence in the period. Great Plains Energy, our second largest electric holding (4.1% at period end), benefited from the trend as the Missouri Commission, not known in the past as particularly utility-friendly, allowed an 11% return on equity plus a 1/4% incentive in a recently concluded rate case. GXP is building a $1.2 billion, 800 MW coal plant to serve the power needs of residents in Missouri and Kansas.

The most significant gas news has been the unseasonably warm weather in the U.S. in November and December and the first half of January. Gas storage remained above the five-year average throughout the period, and as a consequence gas prices were volatile. On July 31, 2006 NYMEX Henry Hub was $8.05. It reached a low of $3.63 on September 29 and ended the period at $7.75. Despite the volatility of the commodity price, nearly all the gas companies in our portfolio posted strong positive returns. Several of our companies, including Sempra Energy, our largest gas holding (5.4% holding at period end), and South Jersey Industries are able to charge weather-normalized rates,

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND


--------------------------------------------------------------------------------

a pricing mechanism that protects their earnings during unseasonably warm intervals. Secondly, companies with significant mid-stream gathering and processing operations, represented in our portfolio by ONEOK (4.1% holding at period end), and Williams (4.0% holding at period end), are somewhat protected from commodity price volatility because of relatively higher production volumes compared to prior years.

Duke Energy, (4.0% holding at period end) completed the spin off of its pipeline and natural gas assets into Spectra Energy, effective January 3, 2007. Spectra will continue to focus on opportunities associated with gathering, processing, storage, and transmission of natural gas.

Given the oil price volatility in the period, we continued and will continue to maintain a defensive position in energy with about half the investment in the integrated majors. Oil service is another area we continue to favor on the long-term view that demand for sophisticated seismic and drilling technologies provided by companies such as Halliburton (2.2% holding at period end) and
Transocean (2.1% holding at period end) will continue to grow. More specifically, Transocean has a $20 billion backlog of orders, which gives us some visibility into the near and medium term. We think the undersupply of deep-water rigs is likely to persist and believe the outlook for Transocean remains positive.

Within the telecom sector the Fund benefited from industry consolidation. The trend was most evident at AT&T (4.9% holding at period end), which reported improving profitability in both its wireline unit and at Cingular, the wireless company. On December 29, 2006 the Federal Communications Commission approved the merger between AT&T and BellSouth following concessions by AT&T on special access rates and net neutrality. The acquisition gives AT&T full ownership of Cingular and, in our estimation, the opportunity to achieve significant earnings growth beyond 2008.

We expect consolidation to continue this year among rural wireline companies. The acquisition of Commonwealth Telephone announced by Citizens Communications (4.1% holding at period end) last September may be a harbinger of what is to come: small tuck-in acquisitions that are potentially cash flow accretive as a result of significant cost savings.

OUTLOOK

Although utilities achieved good investment returns in 2006, we look for competitive total returns from select utility investments in 2007. We may be at or near the top of the interest rate cycle. Periods of stable or declining interest rates have historically been favorable for utilities. The nation's requirement for electric infrastructure investment will persist into 2007 and beyond and result in our view, in selective cases, in favorable regulatory support for new investment. We believe that demand for natural gas infrastructure will also continue

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND


--------------------------------------------------------------------------------

to present investment opportunities. In telecom we expect industry consolidation to continue, particularly in the rural fixed line sector, and perhaps in the regional wireless sector. With our energy investments we will continue to remain defensive and expect commodity price volatility to continue.

Consistent with our investment discipline, we will continue to focus on companies with strong balance sheets and the ability to grow earnings and dividends. We expect the Fund to continue to earn the $ 0.08 per share quarterly dividend on the Institutional Class of shares.


Respectfully submitted,



/s/ Ronald J. Sorenson
Ronald J. Sorenson

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.




                      DEFINITION OF THE COMPARATIVE INDICES

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

S&P 500 UTILITIES SECTOR INDEX is a subset of the S&P 500 Index that contains those securities that fall under the utilities sector.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTING+
--------------------------------------------------------------------------------
[BAR GRAPH OMITTED]
PERCENTAGES ARE AS FOLLOWS:

34.6% Electric Utilities
22.1% Gas
21.3% Telecommunication Services
17.9% Energy
 2.6% Financial Services
 1.0% Broadcasting, Newspapers & Advertising
 0.5% Cash Equivalents

+PERCENTAGES ARE BASED ON TOTAL INVESTMENTS


--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS
 COMMON STOCK -- 98.5%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                        ----------  -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 1.0%
   Comcast, Cl A* ......................................     9,000  $   398,880
   Comcast, Special Cl A* ..............................     5,000      217,300
   Shaw Communications, Cl B ...........................     3,000      106,350
                                                                    -----------
                                                                        722,530
                                                                    -----------
ELECTRIC UTILITIES -- 34.2%
   Constellation Energy Group ..........................    36,010    2,612,525
   Dominion Resources ..................................    10,000      829,600
   Duke Energy .........................................   152,500    3,002,725
   Edison International ................................    13,000      584,740
   Exelon ..............................................    60,549    3,632,335
   FPL Group ...........................................    30,050    1,702,332
   Great Plains Energy .................................    97,500    3,054,675
   ITC Holdings ........................................    31,400    1,365,900
   National Grid ADR ...................................    27,500    2,079,275
   PNM Resources .......................................    17,000      518,160
   Sierra Pacific Resources* ...........................    90,500    1,540,310
   TECO Energy .........................................    30,000      508,800
   TransAlta ...........................................    12,800      268,928
   TXU .................................................    45,000    2,433,600
   WPS Resources .......................................    28,000    1,485,400
                                                                    -----------
                                                                     25,619,305
                                                                    -----------
ENERGY -- 17.8%
   BP ADR ..............................................    38,741    2,460,441
   ConocoPhillips ......................................    38,000    2,523,580
   EnCana ..............................................    19,000      912,570


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                        ----------  -----------
ENERGY -- CONTINUED
   Exxon Mobil .........................................    19,856  $ 1,471,330
   Halliburton .........................................    55,000    1,624,700
   Schlumberger ........................................    12,000      761,880
   Statoil ADR .........................................    35,000      940,100
   Todco* ..............................................    29,000    1,004,270
   Transocean* .........................................    20,569    1,591,423
                                                                    -----------
                                                                     13,290,294
                                                                    -----------
FINANCIAL SERVICES -- 2.5%
   Berkshire Hathaway, Cl B* ...........................       500    1,833,675
   Wells Fargo .........................................     2,200       79,024
                                                                    -----------
                                                                      1,912,699
                                                                    -----------
GAS -- 21.9%
   Equitable Resources .................................    31,000    1,340,750
   ONEOK ...............................................    70,850    3,040,173
   Sempra Energy .......................................    70,000    4,016,600
   South Jersey Industries .............................    58,000    1,916,320
   Southwest Gas .......................................    28,000    1,099,000
   Spectra Energy ......................................    76,250    1,991,650
   Williams ............................................   110,000    2,968,900
                                                                    -----------
                                                                     16,373,393
                                                                    -----------
TELECOMMUNICATION SERVICES -- 21.1%
   AT&T ................................................    97,471    3,667,834
   BCE .................................................    70,000    1,838,200
   Citizens Communications .............................   210,000    3,078,600
   CommScope* ..........................................    69,500    2,245,545
   Embarq ..............................................     2,000      111,020
   Qwest Communications International* .................   100,000      815,000
   Sprint-FON Group ....................................   175,500    3,129,165
   Windstream ..........................................    60,835      905,225
                                                                    -----------
                                                                     15,790,589
                                                                    -----------
   TOTAL COMMON STOCK
     (Cost $55,586,802).................................             73,708,810
                                                                    -----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS -- 0.5%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                        ----------  -----------
CASH EQUIVALENTS+ -- 0.5%
   SEI Daily Income Trust, Government
      Money Market Fund, Cl A 5.250% ...................   186,030  $   186,030
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 5.340% .....................................   186,030      186,030
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
(Cost $372,060).........................................                372,060
                                                                    ===========
TOTAL INVESTMENTS -- 99.0%
(Cost $55,958,862)......................................            $74,080,870
                                                                    ===========
    PERCENTAGES ARE BASED ON NET ASSETS OF $74,842,176.
  * NON-INCOME PRODUCING SECURITY
  + RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31, 2007.
ADR AMERICAN DEPOSITARY RECEIPT
 CL CLASS


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              REAVES SELECT
                                                                RESEARCH FUND
                                                                JANUARY 31, 2007
                                                                (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments at Value (Cost $55,958,862)........................  $74,080,870
   Cash...........................................................          120
   Receivable for Investment Securities Sold......................    1,070,977
   Dividends and Interest Receivable..............................       67,643
   Prepaid Expenses...............................................       17,131
   Receivable for Capital Shares Sold.............................        2,016
   Reclaims Receivable............................................          554
                                                                    -----------
     Total Assets.................................................   75,239,311
                                                                    -----------
LIABILITIES:
   Payable for Investment Securities Purchased....................      286,156
   Payable due to Investment Adviser..............................       46,917
   Payable due to Distributor.....................................       10,540
   Payable due to Administrator...................................        9,512
   Chief Compliance Officer Fees Payable..........................        2,292
   Payable due to Trustees........................................        1,909
   Other Accrued Expenses.........................................       39,809
                                                                    -----------
     Total Liabilities............................................      397,135
                                                                    -----------
NET ASSETS........................................................  $74,842,176
                                                                    ===========
NET ASSETS CONSIST OF:
   Paid-in-Capital................................................  $52,837,446
   Distributions in Excess of Net Investment Income...............     (273,062)
   Accumulated Net Realized Gain on Investments...................    4,155,784
   Net Unrealized Appreciation on Investments.....................   18,122,008
                                                                    ----------
   NET ASSETS.....................................................  $74,842,176
                                                                    ===========
   Net Asset Value, Offering and Redemption Price Per Share --
     Institutional Class ($72,073,787 / 6,132,242) ...............       $11.75
                                                                         ======
   Net Asset Value and Redemption Price Per Share --
     Investor Class ($2,768,389 / 235,335) .......................       $11.76
                                                                         ======


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                       REAVES SELECT RESEARCH
                                                         FUND FOR THE SIX MONTHS
                                                         ENDED JANUARY 31, 2007
                                                         (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (net of foreign taxes withheld of $9,800)..........  $1,164,894
                                                                     ----------
TOTAL INVESTMENT INCOME ...........................................   1,164,894
                                                                     ----------
EXPENSES

Investment Advisory Fees  .........................................     280,173
Administration Fees ...............................................      56,460
Chief Compliance Officer Fees .....................................       5,264
Distribution Fees(1)...............................................       3,852
Trustees' Fees ....................................................       3,548
Transfer Agent Fees ...............................................      41,231
Legal Fees.........................................................      20,355
Printing Fees .....................................................      16,574
Registration Fees .................................................      12,679
Audit Fees ........................................................       9,235
Custodian Fees ....................................................       3,014
Insurance and Other Expenses ......................................       2,396
                                                                     ----------
TOTAL EXPENSES ....................................................     454,781
Less: -Fees Paid Indirectly........................................      (1,580)
                                                                     ----------
NET EXPENSES ......................................................     453,201
                                                                     ----------
NET INVESTMENT INCOME..............................................     711,693
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS...................................   5,577,204
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS...............    (571,151)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS....................   5,006,053
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $5,717,746
                                                                     ==========
   (1)  ATTRIBUTABLE TO INVESTOR CLASS SHARES.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                                             REAVES SELECT
                                                                                               RESEARCH FUND


------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------

                                                                         SIX MONTHS
                                                                            ENDED                  YEAR
                                                                         JANUARY 31,               ENDED
                                                                            2007                 JULY 31,
                                                                         (UNAUDITED)               2006
                                                                        --------------         -------------
OPERATIONS:
   Net Investment Income..............................................   $   711,693            $ 1,506,991
   Net Realized Gain on Investments...................................     5,577,204              4,376,553
   Net Change in Unrealized Appreciation/Depreciation
     on Investments...................................................      (571,151)               676,409
                                                                         -----------            -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............     5,717,746              6,559,953
                                                                         -----------            -----------
DIVIDENDS AND DISTRIBUTIONS FROM:

   Net Investment Income

     Institutional....................................................      (964,132)            (1,471,979)
     Investor.........................................................       (36,730)               (34,740)
                                                                         -----------            -----------
   Total Net Investment Income........................................    (1,000,862)            (1,506,719)
                                                                         -----------            -----------
   Net Realized Gains

     Institutional....................................................    (4,843,113)            (3,464,787)
     Investor.........................................................      (193,360)               (91,842)
                                                                         -----------            -----------
   Total Realized Gains...............................................    (5,036,473)            (3,556,629)
                                                                         -----------            -----------
   TOTAL DIVIDENDS AND DISTRIBUTIONS..................................    (6,037,335)            (5,063,348)
                                                                         -----------            -----------
CAPITAL SHARE TRANSACTIONS(1):

   Institutional Class

     Issued...........................................................       359,901                847,347
     Reinvestment of Distributions....................................     5,070,924              4,150,963
     Redeemed.........................................................    (3,155,977)            (3,969,490)
                                                                         -----------            -----------
   Net Institutional Class Capital Share Transactions.................     2,274,848              1,028,820
                                                                         -----------            -----------
   Investor Class (Formerly, Class A Shares)

     Issued...........................................................       616,454              2,521,329
     Reinvestment of Distributions....................................       222,293                122,311
     Redeemed.........................................................    (1,154,380)              (238,040)
                                                                         -----------            -----------
   Net Investor Class Capital Share Transactions......................      (315,633)             2,405,600
                                                                         -----------            -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ......................     1,959,215              3,434,420
                                                                         -----------            -----------
      TOTAL INCREASE IN NET ASSETS....................................     1,639,626              4,931,025
                                                                         -----------            -----------
NET ASSETS:

   Beginning of Period................................................    73,202,550             68,271,525
                                                                         -----------            -----------
   End of Period (including distributions in excess of
     net investment income of ($273,062) and
     undistributed net investment income of
     $16,107, respectively)...........................................   $74,842,176            $73,202,550
                                                                         ===========            ===========

   (1) FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                                             REAVES SELECT
                                                                                               RESEARCH FUND

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------

                                                                            SELECTED PER SHARE DATA & RATIOS
                                                              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                                      INSTITUTIONAL CLASS SHARES
                                                            ------------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED          YEAR          PERIOD
                                                                 JANUARY 31,      ENDED           ENDED
                                                                    2007         JULY 31,        JULY 31,
                                                                 (UNAUDITED)       2006           2005*
                                                                 -----------   -----------     -----------
Net Asset Value,
   Beginning of Period.....................................        $ 11.81       $ 11.57         $ 10.00
                                                                   -------       -------         -------
Income from Operations:
   Net Investment Income(1)................................           0.11          0.25            0.13
   Net Realized and Unrealized Gain
     on Investments........................................           0.82          0.83            1.55
                                                                   -------       -------         -------
Total from Operations......................................           0.93          1.08            1.68
                                                                   -------       -------         -------
Dividends and Distributions from:
     Net Investment Income.................................          (0.16)        (0.25)          (0.11)
     Net Realized Gains....................................          (0.83)        (0.59)             --
                                                                   -------       -------         -------
Total Dividends and Distributions..........................          (0.99)        (0.84)          (0.11)
                                                                   -------       -------         -------
Net Asset Value, End of Period.............................        $ 11.75       $ 11.81         $ 11.57
                                                                   =======       =======         =======
TOTAL RETURN+..............................................           7.84%         9.78%+++       16.86%+++
                                                                   =======       =======         =======
RATIOS AND SUPPLEMENTAL DATA

Net Assets, End of Period (Thousands)......................        $72,074       $70,129         $67,698
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements,
   excluding fees paid indirectly).........................           1.21%**       1.30%           1.26%**
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements
   and fees paid indirectly)...............................           1.20%**       1.30%           1.26%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly)...............................           1.21%**       1.30%           1.37%**
Ratio of Net Investment Income

   to Average Net Assets...................................           1.91%**       2.18%           2.05%**
Portfolio Turnover Rate++..................................             37%           54%             35%

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
    RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
    ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFERS, AS APPLICABLE.
+++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.
  * COMMENCED OPERATIONS ON DECEMBER 22, 2004.
 ** ANNUALIZED
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                                             REAVES SELECT
                                                                                               RESEARCH FUND

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------

                                                                            SELECTED PER SHARE DATA & RATIOS
                                                              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                          INVESTOR CLASS SHARES (FORMERLY, CLASS A SHARES)
                                                        ----------------------------------------------------

                                                                 SIX MONTHS
                                                                    ENDED          YEAR          PERIOD
                                                                 JANUARY 31,      ENDED           ENDED
                                                                    2007         JULY 31,        JULY 31,
                                                                 (UNAUDITED)       2006           2005*
                                                                 -----------   -----------     -----------
Net Asset Value,
   Beginning of Period....................................          $11.81        $11.57          $10.57
                                                                    ------        ------          ------
Income from Operations:
   Net Investment Income(1)...............................            0.10          0.22            0.02
   Net Realized and Unrealized Gain
     on Investments.......................................            0.82          0.83            1.03
                                                                    ------        ------          ------
Total from Operations.....................................            0.92          1.05            1.05
                                                                    ------        ------          ------
Dividends and Distributions from:

   Net Investment Income..................................           (0.14)        (0.22)          (0.05)
   Net Realized Gains.....................................           (0.83)        (0.59)             --
                                                                    ------        ------          ------
Total Dividends and Distributions.........................           (0.97)        (0.81)          (0.05)
                                                                    ------        ------          ------
Net Asset Value, End of Period............................          $11.76        $11.81          $11.57
                                                                    ======        ======          ======
TOTAL RETURN+.............................................            7.79%         9.49%+++        9.97%+++
                                                                    ======        ======          ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands).....................          $2,768        $3,074            $574
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements,
   excluding fees paid indirectly)........................            1.46%**       1.65%           1.64%**
Ratio of Expenses to Average Net Assets
   (including waivers, reimbursements
   and fees paid indirectly)..............................            1.45%**       1.65%           1.64%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, reimbursements
   and fees paid indirectly)..............................            1.46%**       1.65%           1.64%**
Ratio of Net Investment Income
   to Average Net Assets..................................            1.69%**       1.87%           0.40%**
Portfolio Turnover Rate++.................................              37%           54%             35%***

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
    RETURNS SHOWN DO NOT REFLECT APPLICABLE SALES CHARGE AND THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ PORTFOLIO TURNOVER RATE IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
    ANNUALIZED.
+++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND
    EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD.
  * COMMENCED OPERATIONS ON MARCH 30, 2005.
 ** ANNUALIZED
*** REPRESENTS THE FUND'S PORTFOLIO TURNOVER FOR THE PERIOD 12/22/04
    (COMMENCEMENT OF OPERATIONS OF THE FUND) THROUGH 7/31/05.
(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds. The financial statements herein are those of the Reaves Select Research Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is total return from income and capital growth. The Fund invests primarily in securities of domestic and foreign public utility and energy companies, with a concentration (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

Effective August 1, 2006, all existing Class A Shares of the Reaves Select Research Fund were reclassified as Investor Class Shares. The Fund is registered to offer Institutional and Investor Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

     used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2007, there were no fair valued securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

     CLASSES  -- Class  specific  expenses  are borne by that  class of  shares.
     Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund's Institutional Class has established a policy of an $0.08 minimum quarterly distribution. To the extent such distributions are in excess of net investment income, they are deemed to be paid from short-term or long-term gains to the extent such gains are available. To the extent these amounts are not available, distributions are deemed to be paid from capital. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.09% on the first $50 million of the Fund's average daily net assets; 0.10% on the next $50 million of the Fund's average daily net assets; 0.12% on the next $200 million of the Fund's average daily net assets; 0.08% on the next $200 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000. There is also a minimum annual administration fee of $12,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Fund has adopted a

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

Distribution Plan (the "Plan") for Investor Class Shares. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Fund.

Effective August 1, 2006, under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to Investor Class Shares as compensation for distribution services. Prior to August 1, 2006, the Distributor, or third parties could receive up to 0.35% of the Fund's average net assets attributable to Class A Shares.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2007, the Fund earned credits of $1,580, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, W. H. Reaves & Co., Inc. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% and 1.55% of the Institutional and Investor Class shares average daily net assets, respectively. Prior to August 1, 2006, the Adviser voluntarily agreed to waive its expenses in order to keep Class A shares from exceeding 1.65%. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.30% for the Institutional Class Shares, and 1.55% for the Investor Class Shares, to

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

recapture any of its prior waivers or reimbursements. At January 31, 2007, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $35,418.

6. SHARE TRANSACTIONS:

                                                         SIX MONTHS ENDED
                                                         JANUARY 31, 2007        YEAR ENDED
                                                           (UNAUDITED)          JULY 31, 2006
                                                       ------------------     -----------------
SHARE TRANSACTIONS:
   Institutional Class
     Issued.............................................       30,749                71,535
     Reinvestment of Distributions......................      422,907               364,698
     Redeemed...........................................     (261,161)             (348,308)
                                                            ---------             ---------
   Net Institutional Class Capital Share Transactions...      192,495                87,925
                                                            ---------             ---------
   Investor Class
     Issued.............................................       51,559               221,199
     Reinvestment of Distributions......................       18,542                10,816
     Redeemed...........................................      (94,997)              (21,369)
                                                            ---------             ---------
   Net Investor Class Capital Share Transactions........      (24,896)              210,646
                                                            ---------             ---------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS.................................      167,599               298,571
                                                            =========             =========

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $27,028,788 and $30,908,553, respectively for the six months ended January 31, 2007. There were no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in-capital, as appropriate, in the period that the differences arise. There were no permanent book/tax differences for the year ended July 31, 2006.

The tax character of dividends and distributions declared during the fiscal years ended July 31, 2006 and 2005 was as follows:

                      ORDINARY          LONG-TERM
                       INCOME          CAPITAL GAIN           TOTAL
                     ----------        ------------         ----------
           2006      $2,416,393         $2,646,955          $5,063,348
           2005         626,896                 --             626,896

As of July 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                 $     16,107
Undistributed Long-Term Capital Gain             3,624,158
Unrealized Appreciation                         18,684,054
                                              ------------
Total Distributable Earnings                  $ 22,324,319
                                              ============

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at January 31, 2007 were as follows:

                    AGGREGATE GROSS        AGGREGATE GROSS
     FEDERAL          UNREALIZED             UNREALIZED         NET UNREALIZED
    TAX COST         APPRECIATION           DEPRECIATION         APPRECIATION
 ---------------  ------------------     ------------------    ----------------
   $55,958,862        $19,483,678           $(1,361,670)          $18,122,008

9. CONCENTRATION/RISKS:

The Fund has adopted a policy to concentrate its investments (at least 25% of its assets) in companies involved to a significant extent in the Utilities and Energy Industries. To the extent that the Fund's investments are focused in issuers conducting business in the Utilities Industry and/or Energy Industry, the Fund is subject to the risk that legislative or regulatory changes, adverse market conditions and/or increased competition will negatively affect these industries.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

10. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until January 31, 2008. As of January 31, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September 2006, the FASB issued Statement on Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

O ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

O HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

----------------------------------------------------------------------------------------------------
                            BEGINNING             ENDING                              EXPENSE
                            ACCOUNT               ACCOUNT          ANNUALIZED          PAID
                              VALUE                VALUE             EXPENSE          DURING
                            08/01/06             01/31/07            RATIOS           PERIOD*
----------------------------------------------------------------------------------------------------
REAVES SELECT RESEARCH FUND
----------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares      $1,000.00             $1,078.40               1.20%          $6.29
Investor Shares            1,000.00              1,077.90               1.45            7.59

HYPOTHETICAL 5% RETURN
Institutional Shares       1,000.00              1,019.16               1.20            6.11
Investor Shares            1,000.00              1,017.90               1.45            7.37
----------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception).

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 14-15, 2006, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser's history and reputation. The Adviser's representatives then reviewed the Adviser's strength of proprietary research, brokerage practices and commission rates paid for Fund portfolio transactions, and the Fund's dividend distribution policy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
 (CONTINUED)
--------------------------------------------------------------------------------

the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last approved, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, focusing on investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was reasonable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

THE ADVISORS' INNER CIRCLE FUND II                                 REAVES SELECT
                                                                   RESEARCH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
 (CONCLUDED)
--------------------------------------------------------------------------------

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser, as well as the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Fund, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the respective expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was the result of arm's length negotiations and, while higher than the majority of funds in its peer group, was consistent with the range of fees paid by similarly managed mutual funds when considered in the context of the overall expense ratio of the Fund and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                                      NOTES

                           REAVES SELECT RESEARCH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                             W.H. Reaves & Co., Inc.
                                10 Exchange Place
                                   18th Floor
                          Jersey City, New Jersey 07302

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

WHR-SA-001-0300

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)*                    /s/ James F. Volk
                                             --------------------------------
                                             James F. Volk, President

Date March 28, 2007




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             ----------------------------------
                                             James F. Volk, President

Date March 28, 2007


By (Signature and Title)*                    /s/ Michael Lawson
                                             ----------------------------------
                                             Michael Lawson, Controller and CFO

Date March 28, 2007
* Print the name and title of each signing officer under his or her signature.